Contract Liabilities - Schedule of Unearned Franchise Fee (Details) - USD ($)	Oct. 31, 2024	Oct. 31, 2023
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee	$ 309,315	$ 247,230
Li Yi [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee	7,005	6,879
Gao Wenjing [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee	31,563	30,825
Cao Qinghua [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee		6,766
Wang Shimei [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee		36,088
Xu Yong [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee		7,594
Nan Xifeng [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee		7,669
Song Mingfang [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee		40,975
Wang Zhiya [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee	23,287
Yu Yang [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee		42,478
Wang Limin [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee	12,510
Li Jie [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee	6,390	6,240
Sheng Xidong [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee	6,890	6,729
Zhou Guixiang [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee	13,626	13,299
Wang Jia [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee		7,218
Wang Xuefeng [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee	40,801	7,330
Wang Xiaohui [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee		7,443
Ge Xiaoqing [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee	6,967
Li Ruonan [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee	2,309	2,255
Meng Hao [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee	7,313	7,142
Yang Jiawei [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee		10,300
Chen Yu [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee	500
Wang Hongli [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee	2,848
Zhang Ying [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee	2,964
Liu Zonghui [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee	16,359
Liu Jie [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee	41,955
Zhu Hongjun [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee	45,612
Zhou Qianqian [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee	$ 40,416